Fair Value (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Assets
Securities held to maturity	$ 13,818	$ 19,977
Loans, net	1,203,977	1,182,509
Quoted Prices in Active Markets for Identical Assets Level 1 [Member]
Financial Assets
Securities held to maturity	0	0
Loans, net	0	0
Financial Liabilities
Deposit	0	0
Borrowings	0	0
Subordinated debt	0	0
Significant Other Observable Inputs Level 2 [Member]
Financial Assets
Securities held to maturity	14,542	20,487
Loans, net	0	0
Financial Liabilities
Deposit	0	0
Borrowings	55,604	55,449
Subordinated debt	37,527	32,166
Significant Unobservable Inputs Level 3 [Member]
Financial Assets
Securities held to maturity	0	0
Loans, net	1,201,178	1,192,914
Financial Liabilities
Deposit	1,761,119	1,722,709
Borrowings	0	0
Subordinated debt	0	0
Carrying Amount [Member]
Financial Assets
Securities held to maturity	13,818	19,977
Loans, net	1,179,467	1,163,614
Financial Liabilities
Deposit	1,758,961	1,718,741
Borrowings	50,000	50,000
Subordinated debt	$ 53,610	$ 53,610